RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.  RELATED PARTY TRANSACTIONS

Amounts due from a Related Party

As of December 31, 2017, 2018 and 2019, amounts due from a related party consisted of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loto Interactive Information Technology (Shenzhen) Limited*	—	—	10,401	1,494
	—	—	10,401	1,494

*     Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.

The balance of RMB10,401(US$1,494) as of December 31, 2019 consisted of a loan of RMB10,000 (US$1,437) to Loto Interactive Shenzhen provided by E-Sun Sky Network, with an interest receivable of RMB231 (US$33) for interest rate of 4.35%, and a service management revenue receivable due to the service management contract with the amount of RMB170 (US$24). On April 24, 2020, Loto Interactive Shenzhen has fully repaid the above loan.

Related Party transactions

	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Interest from loan to Loto Interactive Information Technology (Shenzhen) Limited	—	—	218	31
Other operating income from management service provided to Loto Interactive Information Technology (Shenzhen) Limited	—	—	320	46
	—	—	538	77